VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Acquired Value of In-Force Non-Participating Investment Contracts - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Acquired Value of In-Force Non-Participating Investment Contracts [Line Items]
Balance	£ 5,042
Amortisation taken to income statement (note 11)	2,370	£ 2,380	£ 2,112
Balance	4,839	5,042
Non-participating investment contracts [Member]
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Acquired Value of In-Force Non-Participating Investment Contracts [Line Items]
Balance	340	377
Amortisation taken to income statement (note 11)	(34)	(37)
Balance	£ 306	£ 340	£ 377